Subsequent Events - Additional Information (Detail) $ in Millions	Apr. 16, 2015 USD ($)
Davenport Acquisition [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate cash consideration to be paid	$ 450